Schedule of Investments (unaudited)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.8%
Ambev SA	201,836	$423,008
B3 SA - Brasil Bolsa Balcao	1,195,437	1,825,898
Banco do Brasil SA	302,131	1,234,776
Cia Energetica de Minas Gerais	100,991	247,744
Cia. Siderurgica Nacional SA	176,128	323,463
CPFL Energia SA	136,843	744,622
CSN Mineracao SA	1,044,937	916,977
Hypera SA	78,074	251,086
JBS SA	448,336	2,755,529
Neoenergia SA	51,297	163,181
Petroleo Brasileiro SA	420,256	2,996,440
Raia Drogasil SA	46,774	185,718
Suzano SA	143,035	1,477,467
TIM SA/Brazil	419,277	1,080,108
Vale SA	373,982	3,674,059
Vibra Energia SA	142,379	483,920
WEG SA	139,286	1,244,749
		20,028,745
Chile — 0.5%
Banco de Chile	4,113,918	469,271
Cencosud SA	491,641	1,034,816
Colbun SA	7,756,967	974,190
Empresas CMPC SA	345,533	539,664
Enel Chile SA	7,952,688	437,049
Quinenco SA	88,887	287,453
		3,742,443
China — 26.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	229,000	535,931
3SBio Inc.(a)	1,242,500	914,818
Agricultural Bank of China Ltd., Class A	1,718,900	1,141,849
Agricultural Bank of China Ltd., Class H	1,141,000	571,580
AIMA Technology Group Co. Ltd., Class A	84,900	434,232
Alibaba Group Holding Ltd.	1,301,848	14,217,793
Anhui Guangxin Agrochemical Co. Ltd., Class A	102,460	165,100
Anhui Jinhe Industrial Co. Ltd., Class A	21,200	72,472
Anker Innovations Technology Co. Ltd., Class A	10,300	117,275
ANTA Sports Products Ltd.	69,800	697,163
Atour Lifestyle Holdings Ltd., ADR	37,210	935,831
Avary Holding Shenzhen Co. Ltd., Class A	23,400	108,783
AVIC Industry-Finance Holdings Co. Ltd., Class A	752,800	429,665
Baidu Inc., Class A(b)	147,100	1,561,626
Bank of China Ltd., Class A	900,000	622,814
Bank of China Ltd., Class H	9,886,000	4,609,508
Bank of Communications Co. Ltd., Class A	62,400	63,217
Bank of Communications Co. Ltd., Class H	1,279,000	926,520
Beijing Compass Technology Development Co. Ltd., Class A(b)	41,500	574,185
Beijing Kingsoft Office Software Inc., Class A	2,430	99,646
Beijing Ultrapower Software Co. Ltd., Class A	202,000	339,541
Biem.L.Fdlkk Garment Co. Ltd., Class A	62,000	166,266
Bosideng International Holdings Ltd.	2,954,000	1,542,453
BYD Co. Ltd., Class A	61,400	2,346,753
BYD Co. Ltd., Class H	14,000	461,790
Capital Securities Co. Ltd., Class A	26,900	89,987
China CITIC Bank Corp. Ltd., Class A	625,300	588,038
China Coal Energy Co. Ltd., Class H	330,000	392,479
China Construction Bank Corp., Class H	10,747,000	8,125,366
China International Capital Corp. Ltd., Class H(a)	558,400	977,641
China Medical System Holdings Ltd.	636,000	642,896
Security	Shares	Value
China (continued)
China Merchants Bank Co. Ltd., Class H	391,000	$1,792,190
China Merchants Securities Co. Ltd., Class A	46,800	124,257
China Merchants Securities Co. Ltd., Class H(a)(c)	681,800	1,306,326
China National Software & Service Co. Ltd., Class A(b)	29,120	224,403
China Nonferrous Mining Corp Ltd.(c)	817,000	534,943
China Pacific Insurance Group Co. Ltd., Class H	42,000	132,968
China Petroleum & Chemical Corp., Class A	621,700	547,575
China Petroleum & Chemical Corp., Class H	2,544,000	1,367,104
China Railway Group Ltd., Class H	249,000	120,360
China Resources Mixc Lifestyle Services Ltd.(a)	47,800	181,263
China Resources Pharmaceutical Group Ltd.(a)	1,070,000	723,424
China Resources Power Holdings Co. Ltd.	156,000	357,423
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	64,030	399,679
China Shenhua Energy Co. Ltd., Class A	64,900	358,446
China Shenhua Energy Co. Ltd., Class H	250,500	1,041,624
China Tower Corp. Ltd., Class H(a)	4,670,000	614,502
China World Trade Center Co. Ltd., Class A	54,500	169,481
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	121,900	137,059
Chinese Universe Publishing and Media Group Co. Ltd., Class A	146,900	256,267
Chongqing Changan Automobile Co. Ltd., Class A	201,300	385,856
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,608,000	884,309
Chongqing Water Group Co. Ltd., Class A	238,000	163,176
Chow Tai Fook Jewellery Group Ltd.	591,800	546,047
CITIC Ltd.	71,000	79,369
CITIC Securities Co. Ltd., Class A	65,300	278,015
CMOC Group Ltd., Class H	522,000	391,149
CNPC Capital Co. Ltd., Class A, NVS	153,900	160,280
COFCO Capital Holdings Co. Ltd., Class A	152,200	333,849
COFCO Sugar Holding Co. Ltd., Class A	208,400	283,527
Cosco Shipping Holdings Co. Ltd., Class H	546,500	767,086
CSC Financial Co. Ltd., Class A	96,800	365,984
CSC Financial Co. Ltd., Class H(a)	1,395,500	1,879,922
Dong-E-E-Jiao Co. Ltd., Class A	65,500	526,371
East Buy Holding Ltd.(a)(b)(c)	107,000	203,831
Ecovacs Robotics Co. Ltd., Class A	58,900	419,114
Focus Media Information Technology Co. Ltd., Class A	405,900	388,357
G-Bits Network Technology Xiamen Co. Ltd., Class A	7,400	212,898
GD Power Development Co. Ltd., Class A	962,300	607,644
Giant Biogene Holding Co. Ltd.(a)	149,400	965,205
Goneo Group Co. Ltd., Class A	64,465	634,796
Great Wall Motor Co. Ltd., Class H	174,500	282,639
Gree Electric Appliances Inc. of Zhuhai, Class A	50,400	293,713
Gree Real Estate Co. Ltd., Class A(b)	116,600	123,806
Greenland Holdings Corp. Ltd., Class A(b)	863,200	279,372
Greentown China Holdings Ltd.(c)	295,000	363,419
Guangdong Provincial Expressway Development Co. Ltd., Class A	194,200	316,537
Guangdong Provincial Expressway Development Co. Ltd., Class B	400,135	379,373
Guosen Securities Co. Ltd., Class A	455,300	724,117
Guosheng Financial Holding Inc., Class A(b)	98,800	175,551
H World Group Ltd.	294,600	942,400
Hainan Haide Capital Management Co. Ltd., Class A	170,775	185,158
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	268,500	352,934
Hangzhou Robam Appliances Co. Ltd., Class A	33,600	105,609
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	158,500	295,550
Hisense Home Appliances Group Co. Ltd., Class A	91,300	342,339
Hisense Home Appliances Group Co. Ltd., Class H	207,000	587,017

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H(a)	962,400	$1,664,564
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	93,000	384,306
Hundsun Technologies Inc., Class A	58,100	247,899
Industrial & Commercial Bank of China Ltd., Class A	86,800	73,740
Industrial & Commercial Bank of China Ltd., Class H	8,775,000	5,173,748
Inner Mongolia ERDOS Resources Co. Ltd., Class B	171,420	150,935
Jafron Biomedical Co. Ltd., Class A	80,600	340,771
JD Health International Inc.(a)(b)	46,750	172,448
JD.com Inc., Class A	152,850	2,857,222
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	223,300	323,674
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	27,000	128,863
Jiangxi Copper Co. Ltd., Class H	120,000	193,695
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	59,300	115,472
Jizhong Energy Resources Co. Ltd., Class A	290,600	250,863
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	201,700	322,238
Jointown Pharmaceutical Group Co. Ltd., Class A	292,918	217,565
Joyoung Co. Ltd., Class A	72,100	111,230
Kingboard Holdings Ltd.	232,000	559,300
Kingboard Laminates Holdings Ltd.	116,500	111,317
Kingnet Network Co. Ltd., Class A	223,200	422,238
Kuaishou Technology(a)(b)	413,900	2,594,987
Kunlun Energy Co. Ltd.	710,000	671,932
Kweichow Moutai Co. Ltd., Class A	4,600	974,307
Lao Feng Xiang Co. Ltd., Class A	7,500	53,697
Lao Feng Xiang Co. Ltd., Class B	121,920	425,484
Legend Holdings Corp., Class H(a)(b)	175,500	164,344
Lenovo Group Ltd.	1,226,000	1,450,754
Li Auto Inc., Class A(b)	212,300	2,514,366
Livzon Pharmaceutical Group Inc., Class A	10,100	53,397
Meihua Holdings Group Co. Ltd., Class A	293,700	434,736
Meituan, Class B(a)(b)	519,620	10,960,484
Metallurgical Corp. of China Ltd., Class H(c)	3,142,000	664,936
Midea Group Co. Ltd., Class A	186,900	1,816,560
MINISO Group Holding Ltd.	58,200	291,088
NetEase Inc.	201,700	3,511,451
New Oriental Education & Technology Group Inc.	189,000	1,113,065
Newland Digital Technology Co. Ltd., Class A	101,900	301,903
Nongfu Spring Co. Ltd., Class H(a)	910,800	3,906,850
Northeast Securities Co. Ltd., Class A	248,300	289,130
Opple Lighting Co. Ltd., Class A	55,300	132,383
Orient Overseas International Ltd.	75,000	961,636
Orient Securities Co. Ltd., Class H(a)	1,468,000	981,035
PDD Holdings Inc., ADR(b)	81,373	7,857,377
People's Insurance Co. Group of China Ltd. (The), Class H	1,408,000	673,957
Perfect World Co. Ltd., Class A	203,100	364,301
PetroChina Co. Ltd., Class A	2,176,500	2,417,900
PetroChina Co. Ltd., Class H	1,034,000	736,209
PICC Property & Casualty Co. Ltd., Class H	433,000	657,426
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	242,700	465,791
Ping An Insurance Group Co. of China Ltd., Class H	567,500	3,300,457
Postal Savings Bank of China Co. Ltd., Class H(a)	2,776,000	1,580,994
Quzhou Xin'an Development Co. Ltd., Class A(b)	245,600	101,207
Radiance Holdings Group Co. Ltd.(b)(c)	686,000	274,224
Sangfor Technologies Inc., Class A	41,200	373,871
Sealand Securities Co. Ltd., Class A	482,100	307,805
Shaanxi Coal Industry Co. Ltd., Class A	133,300	431,339
Shaanxi Energy Investment Co. Ltd., Class A, NVS	205,800	273,448
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	128,429	299,581
Security	Shares	Value
China (continued)
Shandong Publishing & Media Co. Ltd., Class A	119,000	$175,303
Shanghai Bairun Investment Holding Group Co. Ltd., Class A(b)	30,500	108,372
Shanghai Construction Group Co. Ltd., Class A	943,700	341,232
Shanghai International Port Group Co. Ltd., Class A	159,681	127,967
Shanghai M&G Stationery Inc., Class A	18,300	84,465
Shanghai Stonehill Technology Co.Ltd., Class A	349,100	178,112
Shanghai Wanye Enterprises Co. Ltd., Class A	86,500	223,311
Shanxi Coal International Energy Group Co. Ltd., Class A	200,400	341,614
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	308,100	623,506
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,000	169,888
Shenwan Hongyuan Group Co. Ltd., Class A	749,000	555,968
Shenzhen Transsion Holdings Co. Ltd., Class A	34,784	457,751
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	138,360	329,629
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(b)	24,432	733,939
Sichuan Changhong Electric Co. Ltd., Class A	468,100	702,911
Simcere Pharmaceutical Group Ltd.(a)(c)	433,000	390,692
Sino Biopharmaceutical Ltd.	592,000	249,418
Sinocelltech Group Ltd., Class A(b)	22,200	120,202
Sinosoft Co. Ltd., Class A	87,040	285,695
Sinotrans Ltd., Class H	2,769,000	1,162,088
Sinotruk Hong Kong Ltd.	407,000	1,127,359
TAL Education Group, ADR(b)	8,463	84,038
Tencent Holdings Ltd.	518,900	26,797,689
Tingyi Cayman Islands Holding Corp.	784,000	985,579
Topsports International Holdings Ltd.(a)(c)	374,000	117,942
Trip.com Group Ltd.(b)	42,000	2,730,152
Tsingtao Brewery Co. Ltd., Class H	88,000	550,848
Uni-President China Holdings Ltd.	492,000	435,085
Vipshop Holdings Ltd., ADR	61,441	848,500
Want Want China Holdings Ltd.	1,734,000	976,211
Weichai Power Co. Ltd., Class H	282,000	391,038
Xiamen Xiangyu Co. Ltd., Class A	213,000	177,337
Yadea Group Holdings Ltd.(a)	416,000	661,381
Yankuang Energy Group Co. Ltd., Class H	675,700	778,897
Yixintang Pharmaceutical Group Co. Ltd., Class A	70,900	137,693
YongXing Special Materials Technology Co. Ltd., Class A	16,400	99,922
Yutong Bus Co. Ltd., Class A	224,500	678,731
Zangge Mining Co. Ltd., Class A	21,200	84,773
Zhejiang Publishing & Media Co. Ltd., Class A	177,300	194,552
Zhejiang Semir Garment Co. Ltd., Class A	288,600	267,272
Zhongshan Broad Ocean Motor Co. Ltd., Class A	245,400	187,095
ZTE Corp., Class H	118,400	289,317
		185,258,805
Colombia — 0.2%
Bancolombia SA	40,176	351,629
Interconexion Electrica SA ESP	194,162	735,800
		1,087,429
Czech Republic — 0.5%
CEZ AS	29,013	1,167,394
Komercni Banka AS	62,768	2,141,388
		3,308,782
Egypt — 0.3%
Abou Kir Fertilizers & Chemical Industries	485,194	516,503
Eastern Co. SAE	1,541,672	843,428
Talaat Moustafa Group	377,758	441,746
		1,801,677

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece — 0.7%
Hellenic Telecommunications Organization SA	112,825	$1,782,925
Jumbo SA	27,543	719,346
Motor Oil Hellas Corinth Refineries SA	2,255	46,769
National Bank of Greece SA	101,990	719,993
OPAP SA	67,859	1,113,308
Piraeus Financial Holdings SA	146,046	537,024
		4,919,365
Hong Kong — 0.2%
BOC Hong Kong Holdings Ltd.	514,000	1,585,948
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	80,124	549,168
OTP Bank Nyrt	15,069	816,799
Richter Gedeon Nyrt	3,685	98,019
		1,463,986
India — 21.5%
3M India Ltd.	2,686	1,027,442
ABB India Ltd.	30,452	2,681,143
ACC Ltd.	25,146	663,345
Adani Enterprises Ltd.	33,439	977,861
AIA Engineering Ltd.	34,967	1,448,091
Ajanta Pharma Ltd.	6,877	246,675
Ambuja Cements Ltd.	68,119	429,950
Apollo Hospitals Enterprise Ltd.	9,410	761,532
Asian Paints Ltd.	34,613	1,016,828
Axis Bank Ltd.	95,095	1,282,698
Bajaj Auto Ltd.	16,747	1,793,376
Bajaj Finance Ltd.	15,823	1,234,496
Bharat Electronics Ltd.	641,498	2,346,838
Bharat Petroleum Corp. Ltd.	107,644	373,895
Bharti Airtel Ltd.	167,779	3,239,781
Britannia Industries Ltd.	18,947	1,108,230
CG Power & Industrial Solutions Ltd.	77,773	675,773
Cholamandalam Investment and Finance Co. Ltd.	14,548	212,959
Cipla Ltd.	17,387	316,150
Coal India Ltd.	354,196	1,752,015
Cochin Shipyard Ltd., NVS(a)	36,370	681,501
Coforge Ltd.	4,402	454,246
Colgate-Palmolive India Ltd.	42,987	1,472,280
CRISIL Ltd.	33,152	2,104,559
Cummins India Ltd.	44,549	1,840,682
Dr Reddy's Laboratories Ltd.	122,860	1,750,590
Emami Ltd.	129,826	1,053,691
GAIL India Ltd.	310,248	735,478
GE T&D India Ltd.	56,599	1,179,624
General Insurance Corp. of India(a)	155,309	736,041
GlaxoSmithKline Pharmaceuticals Ltd.	35,941	1,041,738
Glenmark Pharmaceuticals Ltd.	31,634	573,215
Global Health Ltd., NVS(b)	43,732	557,356
Go Digit General Insurance Ltd.(b)	238,043	965,737
Godrej Properties Ltd.(b)	26,159	862,376
Havells India Ltd.	24,483	498,639
HCL Technologies Ltd.	147,502	3,236,161
HDFC Bank Ltd.	329,203	7,025,107
Hero MotoCorp Ltd.	17,436	984,796
Hindalco Industries Ltd.	207,417	1,615,554
Hindustan Aeronautics Ltd., NVS	48,593	2,583,716
Hindustan Petroleum Corp. Ltd.	118,353	538,723
Hindustan Unilever Ltd.	46,522	1,375,672
Hindustan Zinc Ltd.	127,127	761,267
Hitachi Energy India Ltd.	529	75,247
ICICI Bank Ltd.	456,543	7,024,225
Security	Shares	Value
India (continued)
Indian Hotels Co. Ltd., Class A	71,638	$674,508
Indian Oil Corp. Ltd.	522,226	860,377
Indian Railway Finance Corp. Ltd.(a)	333,235	591,032
Indian Renewable Energy Development Agency Ltd., NVS(b)	61,251	149,559
Indraprastha Gas Ltd.	106,737	414,474
Info Edge India Ltd.	8,696	851,336
Infosys Ltd.	391,227	8,628,374
InterGlobe Aviation Ltd.(a)(b)	25,754	1,337,910
IRCON International Ltd.(a)	108,158	269,474
Jindal Steel & Power Ltd.	15,347	165,233
Jio Financial Services Ltd., NVS(b)	56,882	221,789
JSW Steel Ltd.	9,996	114,685
Kotak Mahindra Bank Ltd.	63,154	1,323,117
KPIT Technologies Ltd.	6,760	109,801
L&T Technology Services Ltd.(a)	30,737	1,928,754
Larsen & Toubro Ltd.	68,040	3,006,072
LIC Housing Finance Ltd.	75,066	569,228
Mahindra & Mahindra Ltd.	100,550	3,542,036
Mangalore Refinery & Petrochemicals Ltd.	314,784	577,863
Marico Ltd.	72,069	551,065
Maruti Suzuki India Ltd.	4,879	640,990
Max Healthcare Institute Ltd.	9,097	105,714
Mazagon Dock Shipbuilders Ltd.	17,668	962,209
Motilal Oswal Financial Services Ltd.	122,772	1,340,165
Mphasis Ltd.	23,491	830,584
Muthoot Finance Ltd.	17,459	397,204
Narayana Hrudayalaya Ltd.	5,518	82,929
NBCC India Ltd.	541,105	638,911
Nestle India Ltd., NVS	74,525	1,972,782
NHPC Ltd., NVS	1,011,265	979,564
NLC India Ltd.	398,132	1,225,451
NMDC Ltd.	642,531	1,757,142
NTPC Ltd.	462,181	1,995,723
Oil & Natural Gas Corp. Ltd.	437,357	1,332,688
Oil India Ltd.	269,512	1,569,752
Oracle Financial Services Software Ltd.	915	127,137
Page Industries Ltd.	2,595	1,373,000
Pidilite Industries Ltd.	7,503	272,269
Polycab India Ltd.	3,067	265,554
Poonawalla Fincorp Ltd.	102,890	432,685
Power Finance Corp. Ltd.	526,604	3,092,761
Power Grid Corp. of India Ltd.	505,526	1,973,688
Prestige Estates Projects Ltd.	21,971	430,837
Procter & Gamble Hygiene & Health Care Ltd.	4,247	799,328
REC Ltd.	390,702	2,469,295
Reliance Industries Ltd.	408,081	6,261,927
SBI Life Insurance Co. Ltd.(a)	36,192	617,469
Siemens Ltd.	13,836	1,242,030
Solar Industries India Ltd.	2,326	294,970
State Bank of India	30,962	308,157
Sun Pharmaceutical Industries Ltd.	49,492	1,044,638
Sundaram Finance Ltd.	12,391	583,522
Supreme Industries Ltd.	12,651	697,212
Tata Consultancy Services Ltd.	168,247	8,522,039
Tata Investment Corp. Ltd.	11,120	875,848
Tata Motors Ltd.	140,241	1,310,866
Tata Steel Ltd.	840,600	1,442,476
Tech Mahindra Ltd.	67,168	1,364,760
Titan Co. Ltd.	22,055	850,790
Trent Ltd.	11,207	903,298
Tube Investments of India Ltd.	12,752	542,729

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
TVS Motor Co. Ltd.	18,959	$547,764
United Spirits Ltd.	24,139	437,734
Varun Beverages Ltd.	216,811	1,593,952
Vedanta Ltd.	75,620	406,922
Wipro Ltd.	545,202	3,741,361
Zomato Ltd.(b)	35,877	119,395
Zydus Lifesciences Ltd.	14,611	167,405
		152,149,612
Indonesia — 1.5%
Adaro Energy Indonesia Tbk PT	6,970,700	915,056
Aneka Tambang Tbk	735,000	66,476
Avia Avian Tbk PT	2,371,800	62,869
Bank Central Asia Tbk PT	5,881,200	3,711,707
Bank CIMB Niaga Tbk PT	3,348,000	370,826
Bank Mandiri Persero Tbk PT	2,643,900	1,027,994
Bank Negara Indonesia Persero Tbk PT	772,700	243,180
Bank Rakyat Indonesia Persero Tbk PT	2,791,600	752,042
Barito Renewables Energy Tbk PT	428,200	179,036
GoTo Gojek Tokopedia Tbk PT(b)	91,124,100	408,589
Kalbe Farma Tbk PT	780,900	73,926
Pertamina Geothermal Energy PT(a)	7,396,900	462,193
Sumber Alfaria Trijaya Tbk PT	8,326,000	1,497,577
Telkom Indonesia Persero Tbk PT	2,949,300	505,705
Unilever Indonesia Tbk PT	3,038,600	357,890
United Tractors Tbk PT	151,700	256,260
		10,891,326
Kuwait — 0.2%
National Bank of Kuwait SAKP	486,202	1,375,572
Malaysia — 1.1%
Fraser & Neave Holdings Bhd	65,400	406,333
Genting Bhd	336,400	283,284
Hong Leong Bank Bhd	181,400	844,430
Hong Leong Financial Group Bhd	115,600	480,563
IJM Corp. Bhd	146,800	98,620
Malaysia Airports Holdings Bhd	54,700	130,443
Nestle Malaysia Bhd	31,300	680,925
Petronas Dagangan Bhd	47,700	210,331
Petronas Gas Bhd	101,100	405,765
Public Bank Bhd	981,500	987,485
Sime Darby Bhd	425,600	218,516
Telekom Malaysia Bhd	140,600	201,234
Westports Holdings Bhd	265,700	255,837
YTL Corp. Bhd	2,705,800	1,269,317
YTL Power International Bhd	1,273,500	976,588
		7,449,671
Mexico — 1.6%
America Movil SAB de CV, Series B	2,004,099	1,490,297
Cemex SAB de CV	94,428	525,964
Coca-Cola Femsa SAB de CV	252,642	2,017,028
Fomento Economico Mexicano SAB de CV	209,339	1,871,955
Gruma SAB de CV, Class B	64,796	1,109,698
Grupo Aeroportuario del Pacifico SAB de CV, Class B	63,170	1,186,977
Grupo Comercial Chedraui SA de CV	65,264	416,268
Grupo Financiero Banorte SAB de CV, Class O	152,726	1,024,621
Grupo Mexico SAB de CV, Series B	97,220	476,746
Wal-Mart de Mexico SAB de CV	446,325	1,187,707
		11,307,261
Philippines — 0.6%
Bank of the Philippine Islands	738,398	1,619,476
DMCI Holdings Inc.	1,891,700	344,113
Security	Shares	Value
Philippines (continued)
International Container Terminal Services Inc.	133,480	$842,289
Manila Electric Co.	119,570	976,789
Metropolitan Bank & Trust Co.	61,410	79,922
Semirara Mining & Power Corp., Class A	855,800	468,754
		4,331,343
Poland — 0.8%
Budimex SA	14,598	1,696,348
LPP SA	423	1,635,057
mBank SA(b)	4,124	540,237
Orange Polska SA	554,600	1,050,319
PGE Polska Grupa Energetyczna SA(b)	321,553	533,912
		5,455,873
Qatar — 0.8%
Industries Qatar QSC	222,384	792,242
Mesaieed Petrochemical Holding Co.	1,463,841	615,086
Ooredoo QPSC	791,869	2,571,511
Qatar National Bank QPSC	359,250	1,684,584
		5,663,423
Russia — 0.0%
PhosAgro PJSC, New(b)(d)	986	10
TCS Group Holding PLC, GDR(b)(d)(e)	135,475	13
United Co. RUSAL International PJSC(b)(d)	3,441,260	323
		346
Saudi Arabia — 2.7%
Al Rajhi Bank	61,098	1,482,222
Alinma Bank	92,131	681,379
Arab National Bank	104,201	530,058
Arabian Internet & Communications Services Co.	11,905	873,881
Astra Industrial Group	4,781	210,232
Banque Saudi Fransi	46,373	379,214
Dar Al Arkan Real Estate Development Co.(b)	88,953	374,372
Dr Sulaiman Al Habib Medical Services Group Co.	8,317	593,739
Elm Co.	10,960	3,160,602
Etihad Etisalat Co.	66,217	972,924
Nahdi Medical Co.	56,678	1,775,270
Riyad Bank	155,111	1,084,188
Riyadh Cables Group Co.	25,480	874,111
SABIC Agri-Nutrients Co.	45,051	1,329,036
SAL Saudi Logistics Services	30,995	2,127,956
Saudi Arabian Oil Co.(a)	50,315	367,772
Saudi Aramco Base Oil Co.	40,785	1,197,771
Saudi Electricity Co.	114,203	505,643
Saudi Telecom Co.	86,902	920,708
		19,441,078
South Africa — 2.2%
African Rainbow Minerals Ltd.	73,349	647,263
Anglo American Platinum Ltd.	40,860	1,362,006
Bid Corp. Ltd.	16,970	413,854
Bidvest Group Ltd. (The)	39,439	609,509
Clicks Group Ltd.	47,158	1,028,426
Exxaro Resources Ltd.	284,209	2,634,652
FirstRand Ltd.	23,556	101,070
Foschini Group Ltd. (The)	59,732	565,152
Gold Fields Ltd.	39,665	568,582
Impala Platinum Holdings Ltd.(b)	24,545	139,778
MTN Group Ltd.	274,179	1,230,295
Naspers Ltd., Class N	1,387	313,179
Nedbank Group Ltd.	14,130	227,421
NEPI Rockcastle NV	77,996	605,049
Northam Platinum Holdings Ltd.(c)	107,148	668,952
Sasol Ltd.	159,401	782,646

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Sibanye Stillwater Ltd.(b)	286,560	$287,568
Standard Bank Group Ltd.	82,065	1,079,001
Woolworths Holdings Ltd./South Africa	638,750	2,227,936
		15,492,339
South Korea — 10.8%
BGF retail Co. Ltd.	1,069	83,115
CJ CheilJedang Corp.	268	50,818
CJ Corp.	12,350	853,227
CJ Logistics Corp.	3,444	202,586
Coway Co. Ltd.	30,613	1,450,690
DB HiTek Co. Ltd.	10,725	243,788
DB Insurance Co. Ltd.	20,687	1,623,008
Doosan Bobcat Inc.	30,433	852,396
E-MART Inc.	11,008	508,793
F&F Co. Ltd./New	7,662	294,883
GS Holdings Corp.	22,753	684,847
Hana Financial Group Inc.	77,814	3,489,411
Hankook Tire & Technology Co. Ltd.	26,670	722,860
Hanmi Science Co. Ltd.	37,101	878,307
Hanmi Semiconductor Co. Ltd.	5,598	304,174
HD Hyundai Electric Co. Ltd.	1,602	407,044
HD Hyundai Marine Solution Co. Ltd.	5,196	499,269
Hyosung TNC Corp.	2,889	402,143
Hyundai Glovis Co. Ltd.	9,740	861,180
Hyundai Marine & Fire Insurance Co. Ltd.	18,902	361,020
Hyundai Mobis Co. Ltd.	9,727	1,675,021
Hyundai Motor Co.	22,562	3,556,090
Hyundai Rotem Co. Ltd.	9,443	344,723
KB Financial Group Inc.	64,794	4,474,997
KCC Corp.	8,375	1,457,183
KEPCO Engineering & Construction Co. Inc.	1,827	89,495
Kia Corp.	46,392	3,106,541
Korea Aerospace Industries Ltd.	2,314	97,230
Korea Investment Holdings Co. Ltd.	14,144	759,958
Krafton Inc.(b)	811	182,267
KT&G Corp.	15,934	1,394,670
Kumho Petrochemical Co. Ltd.	4,019	285,741
LG Corp.	4,935	266,023
LG Electronics Inc.	18,755	1,212,257
LG Innotek Co. Ltd.	3,951	462,563
LG Uplus Corp.	101,517	844,811
LS Corp.	4,995	319,004
LS Electric Co. Ltd.	2,907	302,882
Meritz Financial Group Inc.	7,603	557,935
Mirae Asset Securities Co. Ltd.	118,581	729,901
NAVER Corp.	4,815	716,740
NCSoft Corp.	2,842	485,565
Orion Corp./Republic of Korea	7,318	540,040
POSCO Holdings Inc.	5,294	1,080,802
Samsung Biologics Co. Ltd.(a)(b)	2,652	1,861,900
Samsung C&T Corp.	11,434	980,711
Samsung Card Co. Ltd.	29,555	903,418
Samsung E&A Co. Ltd.(b)	24,023	310,075
Samsung Electro-Mechanics Co. Ltd.	9,685	756,144
Samsung Electronics Co. Ltd.	474,575	18,661,806
Samsung Fire & Marine Insurance Co. Ltd.	8,528	2,412,719
Samsung Life Insurance Co. Ltd.	12,194	939,424
Samsung SDI Co. Ltd.	2,805	513,347
Samsung SDS Co. Ltd.	4,797	506,674
Samsung Securities Co. Ltd.	21,958	752,927
Seegene Inc.	9,067	154,978
Shinhan Financial Group Co. Ltd.	84,336	3,231,510
Security	Shares	Value
South Korea (continued)
SK Hynix Inc.	24,958	$2,913,929
SK Inc.	2,517	247,265
SK Telecom Co. Ltd.	13,742	604,968
Woori Financial Group Inc.	119,113	1,430,175
		76,897,968
Taiwan — 18.7%
Accton Technology Corp.	85,000	1,735,600
Acer Inc.	778,000	911,667
Advantech Co. Ltd.	63,291	659,080
ASE Technology Holding Co. Ltd.	303,000	1,439,523
Asia Vital Components Co. Ltd.	36,000	722,918
Asustek Computer Inc.	16,000	291,874
AUO Corp.	1,761,800	849,343
Cathay Financial Holding Co. Ltd.	1,062,000	2,160,497
Chicony Electronics Co. Ltd.	239,000	1,162,387
China Airlines Ltd.	201,000	154,927
Chunghwa Telecom Co. Ltd.	110,000	417,260
Compal Electronics Inc.	312,000	355,874
CTBC Financial Holding Co. Ltd.	2,198,000	2,538,993
Delta Electronics Inc.	191,000	2,264,479
Far EasTone Telecommunications Co. Ltd.	333,000	924,205
Formosa Sumco Technology Corp.	108,000	378,436
Fortune Electric Co. Ltd.	60,300	1,028,421
Fubon Financial Holding Co. Ltd.	1,348,947	3,675,864
Gigabyte Technology Co. Ltd.	103,000	869,381
Global Unichip Corp.	43,000	1,600,158
Hon Hai Precision Industry Co. Ltd.	926,000	5,639,047
Inventec Corp.	303,000	461,829
King Slide Works Co. Ltd.	24,000	1,092,091
Largan Precision Co. Ltd.	2,000	150,909
Lite-On Technology Corp.	505,718	1,631,525
MediaTek Inc.	161,000	6,321,542
Mega Financial Holding Co. Ltd.	201,688	247,405
Micro-Star International Co. Ltd.	113,000	598,973
Nan Ya Plastics Corp.	232,000	277,574
Nien Made Enterprise Co. Ltd.	11,000	136,400
Novatek Microelectronics Corp.	232,000	3,480,365
Pou Chen Corp.	484,000	610,290
Powertech Technology Inc.	19,000	72,278
President Chain Store Corp.	118,000	983,478
Quanta Computer Inc.	204,000	1,854,553
Realtek Semiconductor Corp.	168,000	2,482,213
Ruentex Industries Ltd.	575,000	1,376,146
Shanghai Commercial & Savings Bank Ltd. (The)	821,000	995,129
SinoPac Financial Holdings Co. Ltd.	2,513,236	1,806,671
Synnex Technology International Corp.	224,000	524,068
Taiwan Cooperative Financial Holding Co. Ltd.	2,282,689	1,753,806
Taiwan Semiconductor Manufacturing Co. Ltd.	2,060,000	64,190,723
Uni-President Enterprises Corp.	960,000	2,506,796
United Microelectronics Corp.	1,713,000	2,323,988
Voltronic Power Technology Corp.	21,000	1,196,716
Wistron Corp.	306,000	1,080,250
Wiwynn Corp.	18,000	1,086,173
Yang Ming Marine Transport Corp.	120,000	271,954
Yuanta Financial Holding Co. Ltd.	3,027,768	3,111,435
		132,405,214
Thailand — 0.9%
Advanced Info Service PCL, NVDR	160,200	1,333,058
Bumrungrad Hospital PCL, NVDR	88,800	539,802
Central Retail Corp. PCL, NVDR(c)	113,500	111,357
Delta Electronics Thailand PCL, NVDR	161,300	711,857

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Krung Thai Bank PCL, NVDR	2,049,100	$1,197,500
Krungthai Card PCL, NVDR(c)	355,800	486,471
Land & Houses PCL, NVDR	1,618,900	255,384
MK Restaurants Group PCL, NVDR	403,500	291,765
PTT Exploration & Production PCL, NVDR(c)	311,000	1,158,614
TMBThanachart Bank PCL, NVDR	1,538,300	79,095
TOA Paint Thailand PCL, NVDR	124,700	52,034
		6,216,937
Turkey — 1.4%
Akbank TAS	551,770	967,704
Anadolu Efes Biracilik Ve Malt Sanayii A/S	203,562	1,171,315
BIM Birlesik Magazalar A/S	45,993	627,676
Ford Otomotiv Sanayi AS	16,443	458,280
KOC Holding AS	320,699	1,853,257
Tofas Turk Otomobil Fabrikasi AS	160,451	915,654
Turk Traktor ve Ziraat Makineleri AS(c)	31,287	701,564
Turkcell Iletisim Hizmetleri AS	338,250	884,268
Turkiye Garanti Bankasi AS	419,378	1,456,520
Yapi ve Kredi Bankasi A/S	770,751	659,543
		9,695,781
United Arab Emirates — 2.0%
Abu Dhabi Islamic Bank PJSC	1,023,570	3,639,434
Abu Dhabi National Oil Co. for Distribution PJSC	1,444,190	1,357,070
Aldar Properties PJSC	95,032	195,025
Dubai Electricity & Water Authority PJSC	2,606,440	1,873,376
Emaar Properties PJSC	715,773	1,862,075
Emirates NBD Bank PJSC	311,799	1,698,841
Emirates Telecommunications Group Co. PJSC	215,130	969,917
First Abu Dhabi Bank PJSC	188,260	656,056
International Holding Co. PJSC(b)	19,797	2,166,699
		14,418,493
Total Common Stocks — 98.3% (Cost: $601,844,086)		696,389,417
Preferred Stocks
Brazil — 1.2%
Cia Energetica de Minas Gerais, Preference Shares, NVS	884,388	1,724,151
Gerdau SA, Preference Shares, NVS	590,361	1,989,848
Itau Unibanco Holding SA, Preference Shares, NVS	370,584	1,994,950
Petroleo Brasileiro SA, Preference Shares, NVS	374,490	2,438,592
		8,147,541
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	25,123	963,008
Security	Shares	Value
South Korea — 0.1%
Samsung C&T Corp., Preference Shares, NVS	2,886	$189,589
Samsung Electronics Co. Ltd., Preference Shares, NVS	24,095	805,373
		994,962
Total Preferred Stocks — 1.4% (Cost: $10,460,413)		10,105,511
Rights
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	1,588,221	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $612,304,499)		706,494,928
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	4,828,470	4,830,884
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	6,200,000	6,200,000
Total Short-Term Securities — 1.5% (Cost: $11,029,612)		11,030,884
Total Investments — 101.2% (Cost: $623,334,111)		717,525,812
Liabilities in Excess of Other Assets — (1.2)%		(8,830,416)
Net Assets — 100.0%		$708,695,396

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,013,728	$—	$(181,342)(a)	$(1,146)	$(356)	$4,830,884	4,828,470	$50,222 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,970,000	—	(770,000)(a)	—	—	6,200,000	6,200,000	72,041	—
				$(1,146)	$(356)	$11,030,884		$122,263	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	38	12/20/24	$2,072	$7,476
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,972,849	$592,416,222	$346	$696,389,417
Preferred Stocks	9,110,549	994,962	—	10,105,511
Rights	—	—	—	—

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Emerging Markets Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$11,030,884	$—	$—	$11,030,884
	$124,114,282	$593,411,184	$346	$717,525,812
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,476	$—	$—	$7,476

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company